REIT Conversion	12 Months Ended
Dec. 31, 2012
REIT Conversion

2. REIT Conversion

After conducting a strategic review of the Company’s business, on May 30, 2012, the Company’s board of directors unanimously approved a plan to restructure the Company’s business operations to facilitate the Company’s qualification as a REIT for federal income tax purposes (the “REIT conversion”). The Company completed the conversion during 2012 and will elect to be taxed as a REIT for the year ended December 31, 2013. In connection with the REIT conversion, at a special meeting of stockholders held on September 25, 2012, Gaylord’s stockholders approved the Merger and the issuance of up to 34 million shares of the Company’s common stock as part of a one-time earnings and profits distribution to distribute all of the Company’s C corporation earnings and profits attributable to taxable periods ending prior to January 1, 2013 as a special dividend to stockholders. On November 2, 2012, the Company’s board of directors declared the special dividend to be paid on December 21, 2012 to shareholders of record as of November 13, 2012.

On May 31, 2012, in connection with the REIT conversion, the Company announced its agreement to sell the Gaylord Hotels brand and rights to manage each of the Gaylord Hotels to Marriott for $210 million in cash (the “Marriott sale transaction”). Effective October 1, 2012, the Marriott sale transaction closed and Marriott assumed responsibility for managing the day-to-day operations of the Gaylord Hotels pursuant to a management agreement for each Gaylord Hotel.

On October 1, 2012, the Company received $210.0 million in cash from Marriott in exchange for rights to manage the Gaylord Hotels (the “Management Rights”) and certain intellectual property (the “IP Rights”). The Company allocated $190.0 million of the purchase price to the Management Rights and $20.0 million to the IP Rights. The allocation was based on the Company’s estimates of the fair values for the respective components. The Company estimated the fair value of each component by constructing distinct discounted cash flow models.

For the Management Rights, a discounted cash flow model utilized estimates of the base and incentive management fees that the Company would pay to Marriott over the term of the hotel management agreements, assuming a high likelihood that automatic renewals would be triggered. The after-tax management fee estimates were based on comprehensive projections of revenues and profits for the Gaylord Hotels for the next four years with growth rates gradually scaling down to an inflation-level assumption for the years thereafter. In selecting the discount rate, the Company relied on market-based estimates of capital costs and discount rate premiums that reflect management’s assessment of a market participant’s view of risks associated with the projected cash flows.

For the IP Rights, the discounted cash flow model reflects the application of a common variation referred to as the relief from royalty approach. Under this approach, fair value is estimated as the present value of future savings that would likely result due to the ownership of an asset as opposed to paying rent or royalties for its use. Key input assumptions to this model included projecting revenues for a hypothetical portfolio of new Gaylord-branded hotels that might be developed in future years and deriving a market-based royalty rate to apply for the hypothetical future use of the brand on these new properties. For the revenue forecast, the Company relied upon its development plans prior to the REIT conversion and its historical track record of large resort development, as tempered by current market conditions in the hospitality sector. Regarding the selected royalty rate, the model relied upon the Company’s review of typical arm’s length franchise and brand licensing agreement structures, third party databases, published studies and other qualitative factors. The selected royalty rate was applied to the estimated revenues from future Gaylord–branded facilities to derive projected royalty expenses avoided. These annual cash flow savings amounts were tax-affected then discounted at a rate derived from market-based estimates of capital costs and discount rates adjusted for management’s assessment of a market participant’s view of risks associated with the projected cash flows.

The amount related to the Management Rights will be deferred and amortized on a straight line basis over the 65-year term of the hotel management agreements, including extensions, as a reduction in management fee expense for financial accounting purposes. The amount related to the IP Rights was recorded as other gains and losses during 2012.

In addition, pursuant to additional management agreements entered into on October 1, 2012, Marriott assumed the management of the day-to-day operations of the General Jackson Showboat, Gaylord Springs and the Wildhorse Saloon on October 1, 2012. Further, on December 1, 2012, the Company entered into a management agreement pursuant to which Marriott began managing the day-to-day operations of the Inn at Opryland effective December 1, 2012.

The Company has segregated all costs related to these transactions from normal operations and reported these amounts as REIT conversion costs in the accompanying consolidated statements of operations. During 2012, the Company incurred $102.0 million of various costs associated with these transactions. These costs include impairment charges ($33.3 million), professional fees ($23.1 million), employment, severance and retention costs ($24.4 million), and various other transition costs ($21.2 million).

As a REIT, the Company no longer views independent, large-scale development of resort and convention hotels as a means of its growth. As a result of its decision to convert to a REIT, the Company evaluated its plans and previously capitalized costs associated with potential new developments and expansions of its existing properties. In connection with the preparation of the financial statements for the third quarter of 2012, the Company recorded an impairment charge of $14.0 million to write off previously capitalized costs associated with a potential future expansion of Gaylord Opryland and the Company’s previous development project in Mesa, Arizona as a result of the Company’s decision to abandon these projects. The Company also abandoned certain other projects associated with its existing assets and recorded an additional impairment charge of $7.3 million during the third quarter of 2012 to write off previously capitalized costs primarily associated with information technology projects.

In connection with the preparation of the financial statements for the fourth quarter of 2012, the Company recorded an impairment charge of $6.9 million to write off capitalized costs associated with the previous development project in Aurora, Colorado. While the Company continues to view Aurora as a viable market, it has concluded that if and when its participation in the project moves forward, it should proceed under the direction and leadership of an unrelated third-party who will most likely use its own resources to complete the project. As such, the Company does not believe that it will be able to realize its previous investment in the project. The Company also abandoned certain other projects associated with its existing assets and recorded an additional impairment charge of $5.1 million during the fourth quarter of 2012 to write off previously capitalized costs primarily associated with information technology projects.

Including the costs noted above but excluding non-cash impairment charges, the Company currently estimates that it will incur approximately $85 million in one-time costs related to the REIT conversion. The Company also estimates that it has incurred federal income taxes, including those associated with the receipt of the purchase price in the Marriott sale transaction and other transactions related to the REIT conversion, net of the effect of remaining net operating losses, of approximately $4 million to $7 million.

The Merger, Marriott sale transaction, special dividend, and other restructuring transactions are designed to enable the Company to hold its assets and business operations in a manner that will enable it to elect to be treated as a REIT for federal income tax purposes. As a REIT, the Company generally will not be subject to federal corporate income taxes on that portion of its capital gain or ordinary income from the Company’s REIT operations that is distributed to its stockholders. This treatment would substantially eliminate the federal “double taxation” on earnings from REIT operations, or taxation once at the corporate level and again at the stockholder level, that generally results from investment in a regular C corporation. As further described above, to comply with certain REIT qualification requirements, the Company engaged Marriott to operate and manage its Gaylord Hotels and the Inn at Opryland and will be required to engage third-party managers to operate and manage its future hotel properties, if any. Additionally, non-REIT operations, which consist of the activities of taxable REIT subsidiaries that will act as lessees of the Company’s hotels, as well as the businesses within the Company’s Opry and Attractions segment, will continue to be subject, as applicable, to federal corporate and state income taxes following the REIT conversion.